united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 402-895-1600

Date of fiscal year end: 10/31

Date of reporting period: 7/31/2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Anfield Universal Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2019

Shares						Fair Value

	CLOSED END FUND - 0.1%
	DEBT FUND - 0.1%
14,638	BlackRock Floating Rate Income Strategies Fund, Inc.					$187,659
	TOTAL CLOSED END FUND (Cost $212,315)					187,659

	EXCHANGE TRADED FUNDS - 0.1%
	DEBT FUND - 0.1%
16,900	InvesCo Senior Loan ETF					385,658
	TOTAL EXCHANGE TRADED FUNDS (Cost $420,719)					385,658

	MUTUAL FUNDS - 3.0%
	DEBT FUNDS - 3.0%
211,662	Fidelity Floating Rate High Income Fund - Institutional Class					2,012,904
733,959	Vanguard Short-Term Investment Grade Fund - Institutional Class					7,853,362
	TOTAL MUTUAL FUNDS (Cost $9,760,834)					9,866,266

Par Value		Coupon Rate (%)	Maturity	Spread	Rate
	BONDS & NOTES - 92.5%
	AGENCY COLLATERAL CMO - 12.4%
$1,483,603	Fannie Mae Interest Strip *	2.5000	2/25/2028			91,144
1,035,820	Fannie Mae Interest Strip *	3.0000	11/25/2043			144,031
754,175	Fannie Mae Interest Strip *	3.5000	11/25/2041			119,184
2,948,070	Fannie Mae Interest Strip *	3.5000	12/25/2042			403,296
502,158	Fannie Mae Interest Strip *#	4.0000	11/25/2041			78,719
961,787	Fannie Mae Interest Strip *	4.5000	7/25/2037			132,893
351,248	Fannie Mae Interest Strip *#	4.5000	11/25/2039			55,200
999,960	Fannie Mae Interest Strip *#	4.5000	11/25/2040			188,263
462,987	Fannie Mae Interest Strip *#	4.5000	7/25/2042			92,550
829,221	Fannie Mae Interest Strip *#	4.5000	7/25/2042			180,095
534,890	Fannie Mae Interest Strip *	5.0000	1/25/2039			83,788
2,143,423	Fannie Mae Interest Strip *	5.0000	12/25/2040			383,121
955,831	Fannie Mae Interest Strip *	5.5000	5/25/2033			176,137
646,277	Fannie Mae Interest Strip *	5.5000	8/25/2035			120,606
407,657	Fannie Mae Interest Strip *	5.5000	4/25/2036			83,920
390,324	Fannie Mae Interest Strip *	5.5000	9/25/2037			74,815
873,410	Fannie Mae Interest Strip *	5.5000	1/25/2038			165,037
693,129	Fannie Mae Interest Strip *#	5.5000	5/25/2039			134,767
724,430	Fannie Mae Interest Strip *	6.0000	5/25/2039			145,979
1,942,094	Fannie Mae Interest Strip *	6.0000	5/25/2039			420,692
358,150	Fannie Mae Interest Strip *	6.5000	10/25/2036			76,410
482,833	Fannie Mae Interest Strip *	7.0000	2/25/2037			123,866
364,680	Fannie Mae Interest Strip *#	7.0000	8/25/2038			87,455
217,661	Fannie Mae Interest Strip *	7.5000	3/25/2037			46,222
21,413,970	Fannie Mae REMICS *~	0.0300	6/25/2045	Monthly US LIBOR	+6.20%	31,962
356,240	Fannie Mae REMICS *	3.0000	8/25/2030			19,589
2,037,738	Fannie Mae REMICS *~	3.2840	8/25/2042	Monthly US LIBOR	+5.55%	309,843
3,421,888	Fannie Mae REMICS *	3.5000	5/25/2044			337,977
5,521,786	Fannie Mae REMICS *	3.5000	12/25/2044			501,632
6,731,123	Fannie Mae REMICS *	3.5000	11/25/2045			536,532
3,707,432	Fannie Mae REMICS *	3.5000	2/25/2046			327,840
876,945	Fannie Mae REMICS *	3.5000	10/25/2047			118,565
3,559,267	Fannie Mae REMICS *	3.5000	12/25/2047			437,557
1,656,343	Fannie Mae REMICS *	3.5000	12/25/2047			195,050
4,724,300	Fannie Mae REMICS *	3.5000	8/25/2049			780,974
324,573	Fannie Mae REMICS *~	3.7340	1/25/2042	Monthly US LIBOR	+6.00%	50,566
4,886,671	Fannie Mae REMICS *	4.0000	4/25/2041			481,757
1,987,934	Fannie Mae REMICS *	4.0000	10/25/2041			159,430
3,587,118	Fannie Mae REMICS *	4.0000	5/25/2044			256,077
4,733,250	Fannie Mae REMICS *	4.0000	5/25/2047			361,696
3,142,889	Fannie Mae REMICS *	4.0000	10/25/2047			298,346
6,050,422	Fannie Mae REMICS *	4.0000	3/25/2048			996,529
2,115,621	Fannie Mae REMICS *	4.0000	5/25/2048			244,758
2,325,334	Fannie Mae REMICS *	4.0000	5/25/2048			269,661
451,152	Fannie Mae REMICS *~	4.1840	9/25/2037	Monthly US LIBOR	+6.45%	56,442
394,284	Fannie Mae REMICS *~	4.1840	12/25/2037	Monthly US LIBOR	+6.45%	62,264
1,508,676	Fannie Mae REMICS *~	4.2840	6/25/2038	Monthly US LIBOR	+6.55%	62,408
3,013,374	Fannie Mae REMICS *~	4.3340	10/25/2040	Monthly US LIBOR	+6.60%	396,841
5,009,285	Fannie Mae REMICS *~	4.3400	3/25/2042	Monthly US LIBOR	+6.70%	551,914
Anfield Universal Fixed income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2019

Par Value		Coupon Rate (%)	Maturity	Spread	Rate	Fair Value

	BONDS & NOTES - 92.5% (Continued)
	AGENCY COLLATERAL CMO - 12.4% (Continued)
$1,132,643	Fannie Mae REMICS *~	4.3640	11/25/2036	Monthly US LIBOR	+6.63%	$212,553
673,387	Fannie Mae REMICS *~	4.3840	3/25/2036	Monthly US LIBOR	+6.65%	90,734
263,046	Fannie Mae REMICS *~	4.4440	7/25/2035	Monthly US LIBOR	+6.71%	42,303
656,858	Fannie Mae REMICS *~	4.4940	5/25/2037	Monthly US LIBOR	+6.76%	115,100
1,441,189	Fannie Mae REMICS *~	4.4940	6/25/2037	Monthly US LIBOR	+6.76%	256,775
1,643,890	Fannie Mae REMICS *	4.5000	2/25/2043			255,829
1,077,519	Fannie Mae REMICS *	4.5000	9/25/2043			127,117
1,584,260	Fannie Mae REMICS *	4.5000	12/25/2047			253,980
3,340,735	Fannie Mae REMICS *	4.5000	10/25/2048			505,949
425,848	Fannie Mae REMICS *~	4.5979	4/25/2045	Monthly US LIBOR	+6.15%	74,984
625,136	Fannie Mae REMICS *~	4.8400	12/25/2036	Monthly US LIBOR	+6.65%	115,762
668,217	Fannie Mae REMICS *	5.0000	11/25/2038			80,458
1,253,850	Fannie Mae REMICS *#	5.0000	1/25/2040			203,583
726,458	Fannie Mae REMICS *	6.0000	12/25/2039			131,424
329,589	Fannie Mae REMICS *	6.0000	3/25/2040			68,758
337,103	Fannie Mae REMICS *~	6.0000	8/25/2042	Monthly US LIBOR	+6.00%	66,218
6,158,893	Fannie Mae REMICS *	6.0000	6/25/2045			1,352,077
421,900	Fannie Mae REMICS *	6.5000	7/25/2040			90,372
10,584,834	Freddie Mac REMICS *~	0.1000	9/15/2040	Monthly US LIBOR	+6.10%	35,910
30,788,339	Freddie Mac REMICS *#	0.2092	8/15/2044			281,901
468,613	Freddie Mac REMICS *~	2.8096	5/15/2047	Monthly US LIBOR	+10.28%	449,645
1,533,726	Freddie Mac REMICS *	3.0000	6/15/2041			158,616
994,203	Freddie Mac REMICS *~	3.2750	5/15/2045	Monthly US LIBOR	+5.60%	132,494
452,457	Freddie Mac REMICS *	3.5000	4/15/2033			39,453
1,812,538	Freddie Mac REMICS *	3.5000	4/15/2038			101,868
1,269,296	Freddie Mac REMICS *	3.5000	3/15/2043			90,612
1,357,271	Freddie Mac REMICS *	3.5000	3/15/2043			106,311
965,543	Freddie Mac REMICS *	3.5000	3/15/2043			109,333
933,198	Freddie Mac REMICS *	3.5000	6/15/2043			88,283
1,484,080	Freddie Mac REMICS *	3.5000	7/15/2043			152,526
4,985,562	Freddie Mac REMICS *	3.5000	10/15/2043			415,505
781,658	Freddie Mac REMICS *	3.5000	2/15/2044			83,997
2,598,866	Freddie Mac REMICS *	3.5000	4/15/2044			196,809
826,406	Freddie Mac REMICS *	3.5000	4/15/2046			105,361
182,022	Freddie Mac REMICS *~	3.6750	6/15/2037	Monthly US LIBOR	+6.00%	23,642
2,554,788	Freddie Mac REMICS *~	3.6750	5/15/2046	Monthly US LIBOR	+6.00%	442,005
441,760	Freddie Mac REMICS *~	3.7250	7/15/2042	Monthly US LIBOR	+6.05%	85,924
967,373	Freddie Mac REMICS *~	3.7750	12/15/2044	Monthly US LIBOR	+6.10%	169,256
750,903	Freddie Mac REMICS *	4.0000	12/15/2041			71,182
1,820,261	Freddie Mac REMICS *	4.0000	4/15/2043			320,426
5,715,955	Freddie Mac REMICS *	4.0000	8/15/2043			532,536
1,497,891	Freddie Mac REMICS *	4.0000	1/15/2044			124,967
1,120,618	Freddie Mac REMICS *	4.0000	9/15/2044			68,984
1,029,793	Freddie Mac REMICS *	4.0000	3/15/2045			173,319
1,651,036	Freddie Mac REMICS *	4.0000	12/15/2046			265,340
1,356,574	Freddie Mac REMICS *	4.0000	5/15/2048			223,191
3,509,385	Freddie Mac REMICS *~	4.2250	3/15/2040	Monthly US LIBOR	+6.55%	638,232
633,053	Freddie Mac REMICS *~	4.2250	8/15/2042	Monthly US LIBOR	+6.55%	137,103
1,671,802	Freddie Mac REMICS *~	4.2540	9/25/2037	Monthly US LIBOR	+6.52%	304,703
1,766,040	Freddie Mac REMICS *~	4.2650	10/15/2035	Monthly US LIBOR	+6.59%	317,864
1,991,143	Freddie Mac REMICS *~	4.2750	10/15/2035	Monthly US LIBOR	+6.60%	344,108
204,248	Freddie Mac REMICS *~	4.2850	4/15/2042	Monthly US LIBOR	+6.61%	38,122
713,693	Freddie Mac REMICS *~	4.4250	5/15/2029	Monthly US LIBOR	+6.75%	88,258
5,036,566	Freddie Mac REMICS *	4.5000	12/15/2044			450,091
1,175,242	Freddie Mac REMICS *	4.5000	7/15/2046			145,038
201,146	Freddie Mac REMICS *~	4.6750	2/15/2031	Monthly US LIBOR	+7.00%	26,779
918,638	Freddie Mac REMICS *~	4.6750	1/15/2032	Monthly US LIBOR	+7.00%	153,589
217,134	Freddie Mac REMICS *~	4.9250	3/15/2032	Monthly US LIBOR	+7.25%	28,923
785,435	Freddie Mac REMICS *~	5.3750	7/15/2034	Monthly US LIBOR	+7.70%	72,861
283,982	Freddie Mac REMICS *~	5.5450	5/15/2029	Monthly US LIBOR	+7.87%	44,792
253,568	Freddie Mac REMICS *~	5.5550	6/15/2031	Monthly US LIBOR	+7.88%	45,137
389,216	Freddie Mac REMICS *~	5.6750	12/15/2031	Monthly US LIBOR	+8.00%	71,213
533,741	Freddie Mac REMICS *~	5.6750	6/15/2032	Monthly US LIBOR	+8.00%	102,585
590,552	Freddie Mac REMICS *	6.0000	10/15/2037			102,609
82,365	Freddie Mac REMICS *~	7.9350	12/15/2040	Monthly US LIBOR	+14.91%	128,472
53,048	Freddie Mac REMICS *~	14.8850	2/15/2032	Monthly US LIBOR	+20.93%	72,427
Anfield Universal Fixed income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2019

Par Value		Coupon Rate (%)	Maturity	Spread	Rate	Fair Value

	BONDS & NOTES - 92.5% (Continued)
	AGENCY COLLATERAL CMO - 12.4% (Continued)
$631,921	Freddie Mac Strips *#	4.5000	12/15/2039			$111,598
575,804	Freddie Mac Strips *#	4.5000	12/15/2040			105,608
934,630	Freddie Mac Strips *#	4.5000	1/15/2043			191,356
1,066,213	Freddie Mac Strips *	5.0000	6/15/2038			201,950
260,291	Freddie Mac Strips *~	5.3750	8/15/2036	Monthly US LIBOR	+7.70%	48,628
590,753	Freddie Mac Strips *	5.5000	11/15/2035			102,518
177,546	Freddie Mac Strips *	6.5000	4/1/2029			33,961
491,103	Freddie Mac Strips *	7.0000	12/15/2036			118,245
18,830,617	Government National Mortgage Association *~	0.1500	9/16/2034	Monthly US LIBOR	+6.70%	100,517
26,961,559	Government National Mortgage Association *#	0.2511	10/20/2043			269,582
3,709,698	Government National Mortgage Association *~	0.5000	6/20/2040			68,017
2,015,566	Government National Mortgage Association *#	1.0000	7/20/2043			63,023
6,066,042	Govenrment National Mortgage Association *~	1.0000	10/20/2045	Monthly US LIBOR	+31.25%	284,940
2,854,368	Government National Mortgage Association *	3.0000	6/20/2041			208,912
230,912	Government National Mortgage Association *	3.0000	7/20/2041			15,199
4,364,784	Government National Mortgage Association *	3.0000	8/20/2041			306,441
847,676	Government National Mortgage Association *	3.0000	7/20/2043			68,348
309,882	Government National Mortgage Association *~	3.3285	9/20/2044	Monthly US LIBOR	+5.60%	48,758
1,995,220	Government National Mortgage Association *	3.5000	9/20/2023			148,470
1,348,580	Government National Mortgage Association *	3.5000	10/20/2039			132,803
125,897	Government National Mortgage Association *	3.5000	8/20/2040			8,368
680,267	Government National Mortgage Association *	3.5000	5/20/2043			106,623
1,314,630	Government National Mortgage Association *	3.5000	3/20/2044			97,948
577,375	Government National Mortgage Association *	3.5000	4/20/2044			51,493
2,062,390	Government National Mortgage Association *	3.5000	8/20/2044			114,424
787,581	Government National Mortgage Association *	3.5000	4/20/2046			125,399
3,214,285	Government National Mortgage Association *	3.5000	9/20/2046			425,701
2,597,672	Government National Mortgage Association *	3.5000	3/20/2047			279,658
4,485,775	Government National Mortgage Association *	3.5000	1/20/2048			447,759
190,292	Government National Mortgage Association *~	3.6785	2/20/2039	Monthly US LIBOR	+5.95%	22,078
1,036,624	Government National Mortgage Association *~	3.7285	8/20/2042	Monthly US LIBOR	+6.00%	180,068
2,044,533	Government National Mortgage Association *~	3.7680	8/16/2043	Monthly US LIBOR	+6.10%	342,735
1,988,561	Government National Mortgage Association *~	3.7785	2/20/2049	Monthly US LIBOR	+6.05%	296,215
398,929	Government National Mortgage Association *~	3.8285	10/20/2034	Monthly US LIBOR	+6.10%	50,557
2,311,707	Government National Mortgage Association *~	3.8285	3/20/2039	Monthly US LIBOR	+6.10%	206,643
237,973	Government National Mortgage Association *~	3.8785	7/20/2043	Monthly US LIBOR	+6.15%	43,671
1,170,288	Government National Mortgage Association *~	3.8285	10/20/2043	Monthly US LIBOR	+6.10%	140,969
478,635	Government National Mortgage Association *~	3.8285	1/20/2046	Monthly US LIBOR	+6.10%	84,113
424,428	Government National Mortgage Association *~	3.9285	12/20/2042	Monthly US LIBOR	+6.20%	62,634
743,252	Government National Mortgage Association *~	3.9680	8/16/2038	Monthly US LIBOR	+6.30%	66,935
205,854	Government National Mortgage Association *	4.0000	12/16/2026			18,866
707,793	Government National Mortgage Association *	4.0000	12/20/2040			40,343
3,470,116	Government National Mortgage Association *	4.0000	11/20/2044			415,878
1,182,227	Government National Mortgage Association *	4.0000	7/20/2045			151,812
3,416,990	Government National Mortgage Association *	4.0000	3/20/2046			412,659
579,463	Government National Mortgage Association *	4.0000	6/20/2046			101,686
5,986,593	Government National Mortgage Association *	4.0000	11/20/2047			488,252
2,273,619	Government National Mortgage Association *~	4.0385	2/20/2036	Monthly US LIBOR	+6.31%	365,552
5,178,242	Government National Mortgage Association *~	4.0680	1/16/2040	Monthly US LIBOR	+6.40%	414,779
1,486,428	Government National Mortgage Association *~	4.2185	2/20/2038	Monthly US LIBOR	+6.49%	248,357
6,313,676	Government National Mortgage Association *~	4.2785	10/20/2039	Monthly US LIBOR	+6.55%	1,149,292
356,362	Government National Mortgage Association *~	4.3680	6/16/2042	Monthly US LIBOR	+6.70%	61,951
779,582	Government National Mortgage Association *~	4.4180	3/16/2042	Monthly US LIBOR	+6.75%	132,621
11,316,944	Government National Mortgage Association *~	4.4185	10/20/2037	Monthly US LIBOR	+6.69%	1,879,604
1,837,332	Government National Mortgage Association *~	4.4680	5/16/2037	Monthly US LIBOR	+6.80%	332,488
852,725	Government National Mortgage Association *~	4.4785	12/20/2045	Monthly US LIBOR	+6.75%	160,400
12,251	Government National Mortgage Association *	4.5000	3/20/2044			1,823
2,805,532	Government National Mortgage Association *	4.5000	8/20/2045			454,111
1,248,062	Government National Mortgage Association *	4.5000	10/16/2045			178,558
467,307	Government National Mortgage Association *	4.5000	4/20/2046			64,987
7,111,844	Government National Mortgage Association *~	4.5785	7/20/2034	Monthly US LIBOR	+6.85%	1,250,118
1,758,001	Government National Mortgage Association *~	4.8285	6/20/2034	Monthly US LIBOR	+7.10%	325,199
1,421,638	Government National Mortgage Association *	5.0000	3/20/2039			55,215
1,587,663	Government National Mortgage Association *	5.0000	2/16/2040			311,509
554,437	Government National Mortgage Association *	5.0000	10/16/2040			91,581
523,124	Government National Mortgage Association *	5.0000	4/16/2042			89,365
Anfield Universal Fixed income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2019

Par Value		Coupon Rate (%)	Maturity	Spread	Rate	Fair Value

	BONDS & NOTES - 92.5% (Continued)
	AGENCY COLLATERAL CMO - 12.4% (Continued)
$732,587	Government National Mortgage Association *	5.0000	1/20/2043			$124,210
965,560	Government National Mortgage Association *	5.0000	11/20/2046			124,304
442,996	Government National Mortgage Association *	5.0000	12/20/2047			88,490
1,912,283	Government National Mortgage Association *	5.5000	2/20/2039			473,496
717,571	Government National Mortgage Association *	5.5000	7/20/2047			156,235
1,195,734	Government National Mortgage Association *	5.5000	9/20/2048			182,805
940,000	Government National Mortgage Association *	5.5000	10/20/2048			245,758
1,016,743	Government National Mortgage Association *#	6.0000	1/20/2040			218,922
675,301	Government National Mortgage Association *	6.0000	4/20/2041			132,551
						40,587,320
	AGRICULTURE - 0.1%
285,000	Reynolds American, Inc. ^	6.8750	5/1/2020			293,955

	AIRLINES - 4.8%
907,007	America West Airlines 2001-1 Pass Through Trust	7.1000	4/2/2021			936,486
402,274	American Airlines 2011-1 Class A Pass Through Trust	5.2500	1/31/2021			415,368
681,784	American Airlines 2013-1 Class B Pass Through Trust ^	5.6250	1/15/2021			698,146
689,632	American Airlines 2013-2 Class B Pass Through Trust ^	5.6000	7/15/2020			702,563
4,290,000	American Airlines Group, Inc. ^	4.6250	3/1/2020			4,332,900
250,000	American Airlines Group, Inc. ^	5.5000	10/1/2019			252,075
151,639	Continental Airlines 2000-1 Class A-1 Pass Through Trust	8.0480	11/1/2020			153,436
16,639	Continental Airlines 2004-ERJ1 Pass Through Trust	9.5580	9/1/2019			16,714
1,173,033	Continental Airlines 2007-1 Class A Pass Through Trust	5.9830	4/19/2022			1,242,359
1,279,645	Continental Airlines 2010-1 Class A Pass Through Trust	4.7500	1/12/2021			1,313,743
466,342	Continental Airlines 2012-1 Class B Pass Through Trust	6.2500	4/11/2020			474,409
1,052,294	UAL 2007-1 Pass Through Trust	6.3600	7/2/2022			1,115,063
3,994,898	United Airlines, Inc. ~	3.2322	4/1/2024	Quarterly US LIBOR	+1.75%	3,997,894
158,660	United Airlines 2014-1 Class B Pass Through Trust	4.7500	4/11/2022			163,269
						15,814,425
	AUTO MANUFACTURERS - 5.3%
1,159,000	Daimler Finance North America LLC ^	1.7500	10/30/2019			1,157,046
200,000	Fiat Chrysler Automobiles NV	4.5000	4/15/2020			202,750
6,096,000	Fiat Chrysler Automobiles NV	4.5000	4/15/2020			6,179,820
1,615,000	Ford Motor Credit Co. LLC	2.4250	6/12/2020			1,608,840
2,387,000	Ford Motor Credit Co. LLC	2.5970	11/4/2019			2,386,403
3,392,000	Ford Motor Credit Co. LLC	2.6810	1/9/2020			3,390,672
2,000,000	Ford Motor Credit Co. LLC	3.2000	1/15/2021			2,007,707
500,000	General Motors Financial Co., Inc.	4.3750	9/25/2021			515,854
						17,449,092
	BANKS - 13.6%
500,000	Bank of America Corp. #	4.0899	9/28/2020	Quarterly US LIBOR	+1.76%	505,525
268,000	Bank of America Corp. #	4.2396	11/18/2020	Quarterly US LIBOR	+1.72%	271,029
2,657,000	Bank of New York Mellon Corp. #	4.9500	6/20/2020	Quarterly US LIBOR	+3.42%	2,680,860
500,000	Barclays Bank PLC #	3.7734	2/22/2021	Quarterly US LIBOR	+1.25%	502,966
8,935,000	BNP Paribas SA #^	7.6250	3/30/2021	5 YEAR SWAP RATE	+6.31%	9,418,652
1,454,000	Capital One NA	2.4000	9/5/2019			1,453,994
1,915,000	CIT Group, Inc.	4.1250	3/9/2021			1,953,492
7,809,000	CIT Group, Inc. #	5.8000	6/15/2022	Quarterly US LIBOR	+3.97%	7,948,742
250,000	Citigroup, Inc. ~	3.6603	12/15/2020	Quarterly US LIBOR	+1.25%	251,419
450,000	Citigroup, Inc. #	3.9853	8/11/2020	Quarterly US LIBOR	+1.45%	452,799
3,895,000	Citigroup, Inc. #	5.8750	3/27/2020	Quarterly US LIBOR	+4.06%	3,949,900
6,500,000	Credit AgriCole SA #^	8.3750	10/13/2019	Quarterly US LIBOR	+6.98%	6,565,000
439,000	Discover Bank	8.7000	11/18/2019			446,578
344,000	Goldman Sachs Group, Inc. ~	3.6534	7/15/2020	Quarterly US LIBOR	+1.35%	346,626
250,000	Goldman Sachs Group, Inc. #	3.9206	8/26/2020	Quarterly US LIBOR	+1.40%	251,510
252,000	HSBC Bank USA NA	4.8750	8/24/2020			258,123
4,434,280	Jacobs Douwe Egberts	4.0625	10/23/2025	Quarterly US LIBOR	+1.75%	4,444,679
263,000	JPMorgan Chase & Co. ~	2.7558	10/29/2020	Quarterly US LIBOR	+0.50%	259,186
400,000	Manufacturers & Traders Trust Co. #	3.1602	12/1/2021	Quarterly US LIBOR	+0.64%	399,632
500,000	National Westminster Bank PLC ~	2.8125	11/29/2049	Quarterly US LIBOR	+0.25%	396,875
987,000	Royal Bank of Scotland Group PLC	6.4000	10/21/2019			995,087
800,000	Wells Fargo & Co. #	6.1803	12/15/2019	Quarterly US LIBOR	+3.77%	806,000
						44,558,674
Anfield Universal Fixed income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2019

Par Value		Coupon Rate (%)	Maturity	Spread	Rate	Fair Value

	BONDS & NOTES - 92.5% (Continued)
	BEVERAGES - 1.6%
$400,000	Coca-Cola European Partners PLC	3.2500	8/19/2021			$404,354
1,009,000	Constellation Brands, Inc.	2.0000	11/7/2019			1,007,304
2,344,000	Constellation Brands, Inc.	3.8750	11/15/2019			2,351,994
1,560,000	Molson Coors Brewing Co.	2.2500	3/15/2020			1,557,228
						5,320,880
	COLLATERALIZED MORTGAGE OBLIGATIONS - 0.4%
240,981	Alternative Loan Trust 2004-35T2	6.0000	2/25/2035			54,487
11,804	Banc of America Mortgage 2004-A Trust #	4.8167	2/25/2034			12,016
11,296	Banc of America Funding 2004-D Trust #	4.3510	6/25/2034			11,257
10,436,239	BCAP LLC Trust 2007-AA2 #	0.4450	4/25/2037			159,935
25,902	Bear Stearns ARM Trust 2003-4 #	4.6796	7/25/2033			26,709
22,165	Bear Stearns Asset Backed Securities Trust 2003-AC5 <	5.5000	10/25/2033			23,205
17,074	Chase Mortgage Finance Trust Series 2007-A1 #	4.5275	2/25/2037			17,554
67,405	CHL Mortgage Pass-Through Trust 2004-7 #	4.4056	5/25/2034			68,137
18,293	Citigroup Global Markets Mortgage Securities VII, Inc. ^	6.0000	9/25/2033			18,395
42,516	Citigroup Mortgage Loan Trust 2006-4	0.0000	12/25/2035			46,676
29,572	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust 2004-4 ~	2.9600	6/25/2034	Monthly US LIBOR	+0.45%	28,131
45,757	GSR Mortgage Loan Trust 2004-14 #	4.5245	12/25/2034			46,889
282,585	GSR Mortgage Loan Trust 2004-2F ~	5.3840	1/25/2034	Monthly US LIBOR	+7.65%	47,393
26,596	GSR Mortgage Loan Trust 2004-6F	5.5000	5/25/2034			27,152
100,707	Impac CMB Trust Series 2004-4 ~	3.1660	9/25/2034	Monthly US LIBOR	+0.90%	99,092
13,676	Impac CMB Trust Series 2004-5 ~	3.1860	10/25/2034	Monthly US LIBOR	+0.92%	13,927
88,016	Impac CMB Trust Series 2004-6 ~	3.0910	10/25/2034	Monthly US LIBOR	+0.83%	85,383
83,129	JP Morgan Mortgage Trust 2005-A1 #	4.7464	2/25/2035			83,807
494	Lehman XS Trust Series 2005-1 ~	3.9024	7/25/2035	Monthly US LIBOR	+1.50%	494
18,740	MASTR Alternative Loan Trust 2003-7 ~	6.5000	12/25/2033			19,488
818,499	MASTR Alternative Loan Trust 2007-HF1 ~	7.0000	10/25/2047			212,723
29,000	MASTR Asset Securitization Trust 2005-2 ~	5.3500	11/25/2035			30,517
37,273	Morgan Stanley Mortgage Loan Trust 2004-10AR #	4.6592	11/25/2034			37,304
14,593	Morgan Stanley Mortgage Loan Trust 2004-7AR #	4.5320	9/25/2034			15,079
76,771	RAMP Series 2004-SL3 Trust	7.5000	12/25/2031			78,546
29,591	Structured Asset Securities Corp. #	4.6959	9/25/2026			30,047
14,992	Structured Asset Securities Corp. Mo Pa Th Ce Se 1998-3 Tr ~	3.5100	3/25/2028	Monthly US LIBOR	+1.00%	15,036
9,014	Wells Fargo Mortgage Backed Securities 2005-12 Trust	5.5000	11/25/2035			1,584
104,863	Wilshire Funding Corp. #	7.2500	8/25/2027			104,314
						1,415,277
	COMMERCIAL SERVICES - 1.1%
3,669,000	Nielsen Finance LLC / Nielsen Finance Co.	4.5000	10/1/2020			3,686,886

	COMPUTERS - 3.9%
2,696,000	Dell, Inc.	4.6250	4/1/2021			2,778,565
6,259,000	EMC Corp.	2.6500	6/1/2020			6,225,491
3,639,000	Leidos Holdings, Inc.	4.4500	12/1/2020			3,700,426
						12,704,482
	DIVERSIFIED FINANCIAL SERVICES - 3.5%
1,780,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.5000	5/15/2021			1,834,996
2,239,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.6250	10/30/2020			2,292,656
3,923,000	Ally Financial, Inc.	3.7500	11/18/2019			3,937,221
2,825,000	Ally Financial, Inc.	4.1250	3/30/2020			2,853,250
300,000	GTP Acquisition Partners I LLC ^	2.3500	6/15/2020			299,043
500,000	ILFC E-Capital Trust I #^	4.0900	12/21/2065	Quarterly US LIBOR	+1.55%	350,760
						11,567,926
	ELECTRIC - 2.4%
3,088,000	Edison International	2.1250	4/15/2020			3,075,446
1,000,000	EDP Finance BV ^	4.9000	10/1/2019			1,003,645
1,370,000	EDP Finance BV ^	5.2500	1/14/2021			1,420,411
1,717,000	Electricite de France SA ^	4.6000	1/27/2020			1,735,361
450,000	Entergy Corp.	5.1250	9/15/2020			460,178
						7,695,041
Anfield Universal Fixed income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2019

Par Value		Coupon Rate (%)	Maturity	Spread	Rate	Fair Value

	BONDS & NOTES - 92.5% (Continued)
	ENTERTAINMENT - 0.9%
$1,994,898	Cedar Fair LP	0.0000	4/13/2024	Monthly US LIBOR	+1.75%	$2,001,760
1,000,000	Sinclair Broadcasting	0.0000	7/18/2026	Quarterly US LIBOR	+1.75%	1,003,525
						3,005,285
	ENVIRONMENTAL CONTROL - 0.2%
500,000	Waste Management, Inc.	4.7500	6/30/2020			510,332

	FOOD - 1.1%
631,000	JM Smucker Co.	2.2000	12/6/2019			630,161
2,000,000	Mondelez International Holdings Netherlands BV ^	1.6250	10/28/2019			1,995,801
902,000	Wm Wrigley Jr Co. ^	2.9000	10/21/2019			902,511
						3,528,473
	FOOD SERVICES - 1.2%
4,000,000	Aramark Services, Inc.	4.0799	3/28/2024	Quarterly US LIBOR	+1.75%	4,010,000

	FOREST PRODUCTS & PAPER - 0.2%
775,000	Carter Holt Harvey Ltd. +	9.5000	12/1/2024			789,183

	HEALTHCARE-PRODUCTS - 0.5%
1,200,000	Zimmer Biomet Holdings, Inc.	2.7000	4/1/2020			1,201,097
300,000	Zimmer Biomet Holdings, Inc.	4.6250	11/30/2019			301,957
						1,503,054
	HEALTHCARE-SERVICES - 0.4%
1,260,000	Quest Diagnostics, Inc.	4.7500	1/30/2020			1,273,006

	HOME EQUITY ASSET BACKED SECURITIES - 1.2%
75,150	Aames Mortgage Trust 2001 1 Mortgage Pass Thr Certs Se 01 1 <	8.0880	6/25/2031			81,450
54,450	ABFC 2002-OPT1 Trust ~	3.6610	4/25/2032	Monthly US LIBOR	+1.40%	55,682
89,699	ACE Securities Corp. Home Equity Loan Trust Series 2003-OP1 ~	4.7410	12/25/2033	Monthly US LIBOR	+2.48%	87,939
44,608	AFC Trust Series 2000-1 ~	2.9960	3/25/2030	Monthly US LIBOR	+0.73%	44,111
25,231	Ameriquest Mortgage Securities Asset-Backed Pass-Through Ctfs Ser 2003 12 ~	3.3910	1/25/2034	Monthly US LIBOR	+1.13%	25,385
11,883	Ameriquest Mortgage Securities Asset-Backed Pass-Through Ctfs Ser 2003 12 ~	4.8160	1/25/2034	Monthly US LIBOR	+2.55%	12,080
4,910	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Ctfs Ser 2003-11 <	5.1656	12/25/2033			4,992
145,531	Amortizing Residential Collateral Trust 2002-BC6 ~	4.0660	8/25/2032	Monthly US LIBOR	+1.80%	132,696
32,437	Amresco Residential Securities Corp. Mortgage Loan Trust 1998-1 #	7.0000	1/25/2028			32,991
174,352	Asset Backed Securities Corp. Home Equity Loan Trust Series 2003-HE6 ~	4.7410	11/25/2033	Monthly US LIBOR	+2.48%	175,663
135,000	Bear Stearns Asset Backed Securities I Trust 2004-BO1 ~	6.2660	10/25/2034	Monthly US LIBOR	+4.00%	137,467
408,579	Bear Stearns Asset Backed Securities I Trust 2004-FR3 ~	4.3660	9/25/2034	Monthly US LIBOR	+2.10%	409,962
244,442	Bear Stearns Asset Backed Securities I Trust 2004-HE7 ~	4.9660	8/25/2034	Monthly US LIBOR	+2.70%	244,777
20,728	Bear Stearns Asset Backed Securities Trust 2003-ABF1 ~	3.0060	1/25/2034	Monthly US LIBOR	+0.74%	20,054
155,469	CDC Mortgage Capital Trust 2004-HE1 ~	4.0660	6/25/2034	Monthly US LIBOR	+1.80%	156,168
165,480	CDC Mortgage Capital Trust 2004-HE3 ~	4.0660	11/25/2034	Monthly US LIBOR	+1.80%	146,130
21,325	Conseco Finance Corp. #	7.2200	3/15/2028			22,052
195,801	Credit-Based Asset Servicing & Securitization LLC. ~	3.7883	3/25/2034	Monthly US LIBOR	+2.78%	207,672
59,206	Credit Suisse First Boston Mortgage Securities Corp. <	6.9900	2/25/2031			61,409
40,000	GSAA Trust <	5.2950	11/25/2034			41,062
64,512	Home Equity Asset Trust ~	4.4160	3/25/2034	Monthly US LIBOR	+2.15%	65,229
195,285	Home Equity Asset Trust 2004-4 ~	4.2160	10/25/2034	Monthly US LIBOR	+1.95%	192,585
30,187	Meritage Mortgage Loan Trust 2003-1 ~	4.5910	11/25/2033	Monthly US LIBOR	+2.33%	30,136
28,884	Meritage Mortgage Loan Trust 2003-1 ~	4.9660	11/25/2033	Monthly US LIBOR	+2.70%	27,711
52,475	Merrill Lynch Mortgage Investors Trust Series 2003-OPT1 ~	4.4410	7/25/2034	Monthly US LIBOR	+2.18%	47,211
21,821	Morgan Stanley ABS Capital I, Inc. Trust 2003-HE1 ~	5.6410	5/25/2033	Monthly US LIBOR	+3.38%	21,535
429,573	Morgan Stanley ABS Capital I, Inc. Trust 2004-OP1 ~	4.1410	11/25/2034	Monthly US LIBOR	+1.88%	414,215
65,194	New Century Home Equity Loan Trust ~^	3.3910	10/25/2033	Monthly US LIBOR	+1.13%	65,559
168,497	New Century Home Equity Loan Trust Series 2003-B ~	4.7410	11/25/2033	Monthly US LIBOR	+2.48%	170,256
73,081	NovaStar Mortgage Funding Trust Series 2003-4 ~	3.3310	2/25/2034	Monthly US LIBOR	+1.07%	72,898
1,843	NovaStar Mortgage Funding Trust Series 2004-1 ~	3.8410	6/25/2034	Monthly US LIBOR	+1.58%	1,873
114,740	NovaStar Mortgage Funding Trust Series 2004-2 ~	4.5160	9/25/2034	Monthly US LIBOR	+2.25%	110,156
19,427	Option One Mortgage Accept Corp. Asset Back Certs Ser 2003 5 ~	2.9060	8/25/2033	Monthly US LIBOR	+0.64%	19,243
69,939	Saxon Asset Securities Trust 2002-1 ~	4.0660	11/25/2031	Monthly US LIBOR	+1.80%	63,386
41,945	Saxon Asset Securities Trust 2003-3 ~	4.2392	12/25/2033	Monthly US LIBOR	+2.40%	38,556
90,686	Securitized Asset Backed Receivables LLC Trust 2004-OP1 ~	3.9160	2/25/2034	Monthly US LIBOR	+1.65%	90,607
260,479	Securitized Asset Backed Receivables LLC Trust 2004-OP1 ~	4.2910	2/25/2034	Monthly US LIBOR	+2.03%	255,935
117,406	Security National Mortgage Loan Trust 2007-1 ~^	2.6160	4/25/2037	Monthly US LIBOR	+0.35%	116,396
16,519	Terwin Mortgage Trust 2004-16SL ~^	6.5410	10/25/2034	Monthly US LIBOR	+4.28%	16,551
114,759	Terwin Mortgage Trust Series TMTS 2003-2HE ~	4.4160	7/25/2034	Monthly US LIBOR	+2.15%	124,710
						4,044,490
Anfield Universal Fixed income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2019

Par Value		Coupon Rate (%)	Maturity	Spread	Rate	Fair Value

	BONDS & NOTES - 92.5% (Continued)
	INSURANCE - 0.8%
$300,000	Aspen Insurance Holdings Ltd.	4.6500	11/15/2023			$319,674
1,824,000	Metlife, Inc. #	5.2500	6/15/2020	Quarterly US LIBOR	+3.58%	1,847,940
434,000	Pacific LifeCorp ^	6.0000	2/10/2020			440,751
						2,608,365
	INVESTMENT COMPANIES - 0.7%
1,500,000	Ares Capital Corp.	3.8750	1/15/2020			1,505,630
732,000	FS KKR Capital Corp.	4.2500	1/15/2020			734,879
						2,240,509
	LODGING - 1.4%
3,910,000	MGM Resorts International	5.2500	3/31/2020			3,978,425
661,000	MGM Resorts International	6.7500	10/1/2020			690,342
						4,668,767
	MEDIA - 1.6%
2,536,000	Cablevision Systems Corp.	8.0000	4/15/2020			2,621,590
739,000	Charter Communications Operating LLC	4.4640	7/23/2022			774,165
1,745,000	Time Warner Cable LLC	5.0000	2/1/2020			1,765,323
						5,161,078
	MINING - 0.1%
262,000	Newmont Mining Corp.	5.1250	10/1/2019			263,137

	MISCELLANEOUS - 0.6%
2,000,000	General Electric Co. #	5.0000	1/21/2021	Quarterly US LIBOR	+3.33%	1,940,540
120,000	General Electric Co.	6.0000	8/7/2019			120,050
						2,060,590
	OIL & GAS - 3.3%
630,000	BG Energy Capital PLC ^	4.0000	12/9/2020			642,813
1,034,000	Petrobras Global Finance BV ~	5.2903	3/17/2020	Quarterly US LIBOR	+2.88%	1,050,803
3,318,000	Petrobras Global Finance BV	5.3750	1/27/2021			3,450,720
6,155,000	Unit Corp.	6.6250	5/15/2021			5,527,959
						10,672,295
	OTHER ASSET BACKED SECURITIES - 15.1%
850,000	ACIS CLO 2017-7 Ltd. ~^	4.3290	5/1/2027	Quaterly US LIBOR	+1.75%	849,871
2,000,000	AMMC CLO 16 Ltd. ~^	8.3634	4/14/2029	Quaterly US LIBOR	+6.06%	1,898,148
1,000,000	AMMC CLO XI Ltd. ~^	4.4827	4/30/2031	Quaterly US LIBOR	+1.90%	956,314
2,000,000	Arch Street CLO Ltd. ~^	8.5776	10/20/2028	Quaterly US LIBOR	+6.30%	1,941,979
1,000,000	Bain Capital Credit CLO Ltd. ~^	4.2034	1/15/2029	Quaterly US LIBOR	+1.90%	1,000,579
91,843	Bear Stearns Asset Backed Securities Trust 2003- SD3	5.1160	10/25/2033	Monthly US LIBOR	+2.85%	91,772
3,205	Bear Stearns Asset Backed Securities Trust 2006-SD2	2.6460	6/25/2036	Monthly US LIBOR	+0.38%	3,209
17,113	Bravo Mortgage Asset Trust ~^	2.5060	7/25/2036	Monthly US LIBOR	+0.24%	17,148
1,600,000	Brigade Debt Funding I Ltd. ^	6.3500	4/25/2036			1,655,225
145,761	Carrington Mortgage Loan Trust Series 2004-NC2 ~	4.0660	8/25/2034	Monthly US LIBOR	+1.80%	148,005
2,000,000	Catamaran CLO 2013-1 Ltd. ~^	9.4057	1/27/2028	Quaterly US LIBOR	+7.15%	1,861,303
2,000,000	Cathedral Lake CLO 2013 Ltd. ~^	4.6034	10/15/2029	Quaterly US LIBOR	+2.30%	1,960,639
6,660	Chase Funding Trust Series 2002-2	5.5990	9/25/2031			6,715
1,597,500	CIFC Funding 2015-III Ltd. ~^	4.8025	4/19/2029	Quarterly US LIBOR	+2.50%	1,534,604
230,773	Countrywide Asset-Backed Certificate ~^	2.7660	8/25/2034	Monthly US LIBOR	+3.38%	226,968
64,070	Countrywide Asset-Backed Certificate ~	5.6410	3/25/2032	Monthly US LIBOR	+0.50%	64,397
3,429	Countrywide Home Equity Loan Trust ~	2.5450	4/15/2030	Monthly US LIBOR	+0.22%	3,437
196,945	Credit-Based Asset Servicing & Securitization LLC. ~	3.9910	7/25/2035	Monthly US LIBOR	+1.73%	197,451
500,500	Crown Point CLO IV Ltd. ~^	3.7776	4/20/2031	Quarterly US LIBOR	+1.50%	490,914
65,576	CWABS Inc Asset-Backed Certificates Trust 2004-6 ~	3.1660	11/25/2034	Monthly US LIBOR	+1.20%	66,148
45,427	CWABS Inc Asset-Backed Certificates Trust 2004-6 ~	3.4660	11/25/2034	Monthly US LIBOR	+0.90%	46,359
1,000,000	Denali Capital CLO XI Ltd. ~^	7.8876	10/20/2028	Quarterly US LIBOR	+5.61%	963,201
2,400,000	ECP CLO 2015-7 Ltd. ~^	4.2476	4/22/2030	Quarterly US LIBOR	+1.97%	2,314,850
1,000,000	Elevation CLO 2017-7 Ltd. ~^	4.2034	7/15/2030	Quarterly US LIBOR	+1.90%	966,136
17,897	Equity One Mortgage Pass-Through Trust 2002-5 <	5.8030	11/25/2032			18,952
208,851	Finance America Mortgage Loan Trust 2004-2 ~	3.2410	8/25/2034	Monthly US LIBOR	+0.98%	209,757
57,736	Finance America Mortgage Loan Trust 2004-2 ~	4.3660	8/25/2034	Monthly US LIBOR	+2.10%	58,771
35,425	First Franklin Mortgage Loan Trust 2002-FF1 ~	3.5274	4/25/2032	Monthly US LIBOR	+1.13%	35,329
2,500,000	Fortress Credit BSL VI Ltd. ~^	4.0294	7/23/2031	Quarterly US LIBOR	+1.77%	2,466,843
1,000,000	Fortress Credit BSL IV Ltd. ~^	4.7666	10/26/2029	Quarterly US LIBOR	+2.50%	996,274
2,000,000	Greywolf CLO II Ltd. ~^	4.4534	10/15/2029	Quarterly US LIBOR	+2.15%	1,965,830
1,000,000	Halcyon Loan Adivsors Funding 2015-1 ~^	4.2776	4/20/2027	Quarterly US LIBOR	+2.00%	991,591
1,500,000	Halcyon Loan Adivsors Funding 2015-2 ~^	7.9755	7/25/2027	Quarterly US LIBOR	+5.70%	1,412,172
2,000,000	Halcyon Loan Advisors Funding 2015-3 ~^	8.2496	10/18/2027	Quarterly US LIBOR	+5.95%	1,902,490
Anfield Universal Fixed income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2019

Par Value		Coupon Rate (%)	Maturity	Spread	Rate	Fair Value

	BONDS & NOTES - 92.5% (Continued)
	OTHER ASSET BACKED SECURITIES - 15.1% (Continued)
$1,000,000	KVK CLO 2013-1 Ltd. ~^	5.2534	1/14/2028	Quarterly US LIBOR	+2.95%	$950,880
1,000,000	KVK CLO 2016-1 Ltd. ~^	4.5534	1/15/2029	Quarterly US LIBOR	+2.25%	1,006,108
500,000	KVK CLO 2018-1 Ltd. ~^	4.1696	5/20/2029	Quarterly US LIBOR	+1.65%	497,470
59,379	Long Beach Mortgage Loan Trust 2003-2 ~	5.1160	6/25/2033	Monthly US LIBOR	+2.85%	58,027
17,300	Long Beach Mortgage Loan Trust 2004-1 ~	3.0910	2/25/2034	Monthly US LIBOR	+0.83%	17,388
2,000,000	Marathon CLO V Ltd. ~^	8.2719	11/21/2027	Quarterly US LIBOR	+5.75%	1,864,610
20,472	Merrill Lynch Mortgage Investors Trust Series 2004-WMC5 ~	4.2160	7/25/2035	Monthly US LIBOR	+1.95%	20,236
120,735	Morgan Stanley ABS Capital I, Inc. Trust 2004-NC7 ~	3.9910	7/25/2034	Monthly US LIBOR	+1.73%	118,502
2,450,000	Oaktree CLO 2014-1 ~^	8.9181	5/13/2029	Quarterly US LIBOR	+6.30%	2,346,186
223,805	RAMP Series 2002-RS3 Trust ~	3.2410	6/25/2032	Monthly US LIBOR	+0.98%	210,209
152,938	Specialty Underwriting & Residential Finance Trust Series 2004-BC4 ~	3.4660	10/25/2035	Monthly US LIBOR	+1.20%	147,886
169,618	Structured Asset Investment Loan Trust 2004-7 ~	3.3910	8/25/2034	Monthly US LIBOR	+1.13%	169,141
109,279	Structured Asset Securities Corp 2005-WF1 ~	4.1710	2/25/2035	Monthly US LIBOR	+1.91%	111,346
89,566	Structured Asset Securities Corp 2005-WF1 ~	4.3210	2/25/2035	Monthly US LIBOR	+2.06%	90,087
520,000	Steele Creek CLO 2014-1 Ltd. ~^	3.7776	4/21/2031	Quarterly US LIBOR	+1.50%	504,987
1,000,000	Symphony CLO XIV Ltd. ~^	4.1534	7/14/2026	Quarterly US LIBOR	+1.85%	1,000,597
2,000,000	Tralee CLO V Ltd. ~^	4.4776	10/20/2028	Quarterly US LIBOR	+2.20%	1,950,065
1,000,000	Trinitas CLO I Ltd. ~^	7.0534	4/15/2026	Quarterly US LIBOR	+4.75%	931,484
2,000,000	Tryon Park CLO Ltd. ~^	5.4873	4/15/2029	Quarterly US LIBOR	+2.70%	1,959,686
1,000,000	Venture XVI CLO Ltd. ~^	4.8134	1/15/2028	Quarterly US LIBOR	+2.51%	978,689
2,000,000	Venture XVI CLO Ltd. ~^	7.3334	1/15/2028	Quarterly US LIBOR	+5.03%	1,823,551
1,800,000	Zais CLO 1 Ltd. ~^	4.9034	4/15/2028	Quarterly US LIBOR	+2.60%	1,735,314
1,380,000	Zais CLO 5 Ltd. ~^	4.7034	10/15/2028	Quarterly US LIBOR	+2.40%	1,381,099
						49,196,929
	PACKAGING & CONTAINERS - 0.6%
1,659,000	Ball Corp.	4.3750	12/15/2020			1,694,254
100,000	Graphic Packaging International LLC	4.7500	4/15/2021			102,375
						1,796,629
	PHARMACEUTICALS - 1.0%
1,851,000	Allergan Funding SCS	3.0000	3/12/2020			1,855,244
945,000	Teva Pharmaceutical Finance IV LLC	2.2500	3/18/2020			937,913
500,000	Zoetis, Inc.	3.4500	11/13/2020			505,593
						3,298,750
	PIPELINES - 4.3%
300,000	DCP Midstream Operating LP #^	5.8500	5/21/2043	Quarterly US LIBOR	+3.85%	283,500
1,126,000	Energy Transfer Partners LP	4.1500	10/1/2020			1,142,880
6,812,000	IFM US Colonial Pipeline 2 LLC ^	6.4500	5/1/2021			7,018,205
3,145,000	MidContinent Express Pipeline LLC ^	6.7000	9/15/2019			3,175,344
780,134	Plains All American Pipeline LP / PAA Finance Corp.	2.6000	12/15/2019			780,134
540,000	Plains All American Pipeline LP / PAA Finance Corp.	5.0000	2/1/2021			555,562
1,033,000	Plains All American Pipeline LP / PAA Finance Corp.	5.7500	1/15/2020			1,046,159
						14,001,784
	REITs (REAL ESTATE INVESTMENT TRUSTS) - 3.9%
809,000	American Tower Trust	2.8000	61/2020			810,523
150,000	American Tower Trust #1 ^	3.0700	3/15/2023			151,403
500,000	Crown Castle International Corp.	2.2500	9/1/2021			496,975
764,000	Crown Castle International Corp.	3.4000	2/15/2021			773,179
4,967,000	GLP Capital LP / GLP Financing II, Inc.	4.8750	11/1/2020			5,072,300
1,090,000	iStar, Inc.	4.6250	9/15/2020			1,103,625
1,600,000	SBA Tower Trust ^	2.8770	7/9/2021			1,603,305
1,747,000	SBA Tower Trust ^	2.8980	10/15/2019			1,748,778
500,000	SBA Tower Trust ^	3.1560	10/8/2020			500,306
455,000	SBA Tower Trust ^	3.7220	4/11/2023			465,859
						12,726,253
	RETAIL - 1.2%
3,720,000	Penske Automotive Group, Inc.	3.7500	8/15/2020			3,747,900

	SAVINGS & LOANS - 0.2%
500,000	First Niagara Financial Group, Inc.	7.2500	12/15/2021			552,321

	SOFTWARE - 0.1%
450,000	Fidelity National Information Services, Inc.	3.6250	10/15/2020			455,621

Anfield Universal Fixed income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2019

Par Value		Coupon Rate (%)	Maturity	Spread	Rate	Fair Value

	BONDS & NOTES - 92.5% (Continued)
	TELECOMMUNICATIONS - 2.8%
$400,000	CenturyLink, Inc.	6.1500	9/15/2019			$402,084
2,030,000	Orange SA	1.6250	11/3/2019			2,026,311
4,402,000	Sprint Communications, Inc.	7.0000	8/15/2020			4,576,803
2,248,875	Sprint Spectrum Co. LLC ^	3.3600	9/20/2021			2,261,244
						9,266,442
	TOTAL BONDS & NOTES (Cost $306,974,119)					302,475,151

	MUNICIPAL BOND - 0.0% **
	WASHINGTON - 0.0% **
45,000	Grant County Public Utility District No. 2	5.2900	1/1/2020			45,540
	TOTAL MUNICIPAL BOND (Cost $45,396)					45,540

Shares

	PREFERRED STOCK - 0.5%
	BANKS - 0.5%
7,400	Citigroup, Inc. #	6.8750		Quarterly US LIBOR	+4.13%	210,900
40,000	Citigroup, Inc. #	7.1250		Quarterly US LIBOR	+4.04%	1,136,400
5,000	Northern Trust Corp.	5.8500				126,600
	TOTAL PREFERRED STOCK (Cost $1,467,670)					1,473,900

Principal		Interest Rate	Maturity	Spread	Rate	Fair Value
	SHORT-TERM INVESTMENTS - 1.8%
	U.S. TREASURY BILL - 1.8%
6,000,000	US Treasury Bill	0.00%	10/3/2019			5,978,692
	TOTAL SHORT-TERM INVESTMENTS (Cost $5,977,544)					5,978,692

	TOTAL INVESTMENTS - 98.0% (Cost $324,858,597)					$320,412,866
	OTHER ASSETS LESS LIABILITIES - 2.0%					6,569,373
	TOTAL NET ASSETS - 100.0%					$326,982,239

CLO - Collateralized Loan Obligation
CMO - Collateralized Mortgage Obligation
LP - Limited Partnership
PLC - Public Limited Company
REMIC - Real Estate Mortgage Investment Conduits
* Interest Only Securities
# Variable Rate Securities
~ Floating Rate Securities
^ 144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The 144A securities represent 29.60% of total net assets. The securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
< STEP Securities
+ Fair valued determined using Level 3 measurements. As of July 31, 2019 fair valued securities had a market value of $789,183 and represented 0.24% of Total Net Assets.
** Represents less than 0.1%
FUTURES CONTRACTS
						Unrealized
Number of Contracts						Appreciation
		Counterparty		Notional Value ***		(Depreciation)
	LONG FUTURES CONTRACTS
150	US 5 Year Treasury Note Future September 2019	Interactive Brokers		$17,632,500		$(31,803)
200	US 10 Year Treasury Note Future September 2019	Interactive Brokers		25,484,000		463
90	US Long Bond Future September 2019	Interactive Brokers		1,433,700		37,488
		Net Unrealized Appreciation on Futures Contracts				$6,148

*** The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

Anfield Universal Fixed Income Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2019

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the last bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend, as needed, valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Anfield Universal Fixed Income Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2019

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of July 31, 2019, for the Fund’s assets and liabilities measured at fair value:

Assets
Security Classifications *	Level 1	Level 2	Level 3	Total
Closed End Fund	$187,659	$-	$-	$187,659
Exchange Traded Funds	385,658	-	-	385,658
Mutual Funds	9,866,266	-	-	9,866,266
Bonds & Notes	-	301,685,968	789,183	302,475,151
Municipal Bond	-	45,540	-	45,540
Preferred Stock	1,473,900	-	-	1,473,900
Short-Term Investments	-	5,978,692	-	5,978,692
Derivatives
Futures Contracts**	6,148	-	-	6,148
Total	$11,919,631	$307,710,200	$789,183	$320,419,014

There were no transfers into or out of level 3 at the end of the reporting period.
* Refer to the Schedule of Investments for classifications.
** Net appreciation of futures contracts is reported in the above table.

The following is a reconciliation of assets in which level 3 inputs were used in determining value of the security Carter Holt Harvey:
	Bonds & Notes	Total
Beginning Balance 11/1/2018	$748,991	$748,991
Total realized gain (loss)	-	-
Unrealized Appreciation	29,624	29,624
Cost of Purchases	-	-
Proceeds from Sales	-	-
Amortization	10,568	10,568
Net transfers in/out of level 3	-	-
Ending Balance 7/31/2019	$789,183	$789,183

Fair Value at July 31, 2019	Valuation Techniques	Unobservable Input	Impact to Valuation
$101.83	Spread to comparable security adjusted for a fixed spread as of the last trade date.	720 basis point spread to comparable security with a rate of 4.625%.	These inputs included the discount rate or yield and the term to maturity used. Significant increases (decreases) in the discount rate or yield and expected term to redemption would have a direct and proportional impact to fair value.

Futures Contracts - The Fund is subject to commodity risk and index risk in the normal course of pursuing their investment objectives. The Fund may purchase or sell futures contracts to hedge against market risk and to reduce return volatility. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Funds’ basis in the contract. If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Funds segregate liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. As of July 31, 2019, the amount of realized gain on futures contracts subject to interest rate risk amounted to $253,102 for the Anfield Universal Fixed Income Fund.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Fixed Income Risk - When the Fund invests in fixed income securities or derivatives, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Foreign Investment Risk - Foreign (non-U.S.) securities present greater investment risks than investing in the securities of U.S. issuers and may experience more rapid and extreme changes in value than the securities of U.S. companies, due to less information about foreign companies in the form of reports and ratings than about U.S. issuers; different accounting, auditing and financial reporting requirements; smaller markets; nationalization; expropriation or confiscatory taxation; currency blockage; or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Counterparty Credit Risk - The stability and liquidity of many derivative transactions depends in large part on the creditworthiness of the parties to the transactions. If a counterparty to such a transaction defaults, exercising contractual rights may involve delays or costs for the Fund. Furthermore, there is a risk that a counterparty could become the subject of insolvency proceedings, and that the recovery of securities and other assets from such counterparty will be delayed or be of a value less than the value of the securities or assets originally entrusted to such counterparty.

Mortgage-Backed and Asset-Backed Securities Risk - The risk of investing in mortgage-backed and other asset-backed securities, including prepayment risk, extension risk, interest rate risk, market risk and management risk.

The identified cost of investments in securities owned by the Fund for federal income for federal income tax purposes and its respective gross unrealized appreciation and depreciation at July 31, 2019, were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
	$325,369,946	$4,272,912	$(9,229,992)	$(4,957,080)

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By

*/s/ James Colantino

James Colantino, Principal Executive Officer/President

Date 9/25/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ James Colantino

James Colantino, Principal Executive Officer/President

Date 9/25/2019

By

*/s/ Laura Szalyga

Laura Szalyga, Principal Financial Officer/Treasurer

Date 9/25/2019